Geographic and Product Data (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Revenue from External Customer [Line Items]
Net revenues from external customers	$ 2,515,169	$ 2,326,905	$ 2,240,723
Residential Roofing Products [Member]
Revenue from External Customer [Line Items]
Net revenues from external customers	1,236,397	1,108,516	1,100,508
Non-Residential Roofing Products [Member]
Revenue from External Customer [Line Items]
Net revenues from external customers	882,970	876,032	822,726
Complementary Building Products [Member]
Revenue from External Customer [Line Items]
Net revenues from external customers	$ 395,802	$ 342,357	$ 317,489